UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    11:11 Capital Corp.
                                 Address: 825 3rd Avenue, Suite 241
                                          New York, NY  10022

				 13F File Number: 028-13523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Pinsker
Title: Chief Executive Officer
Phone: 212-708-4794

Signature,                               Place,             and Date of Signing:


/s/  Brian Pinsker                 	  New York, NY       August 14, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  Millennium Management LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $301,911 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
1	   028-10684		      Millennium Management LLC

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

BioMarin Pharmaceutical Inc  COM             09061G101 49257  3155499  SH       OTHER   1                3155499
Cephalon Inc                 COM             156708109 28325  500000   SH       OTHER   1                500000
Acorda Therapeutics Inc      COM             00484M106 28145  998400   SH       OTHER   1                998400
King Pharmaceuticals Inc     COM             495582108 21668  2250000  SH       OTHER   1                2250000
Medicis Pharmaceutical Corp  CL A NEW        584690309 17952  1100000  SH       OTHER   1                1100000
Genzyme Corp                 COM             372917104 16701  300000   SH       OTHER   1                300000
Amylin Pharmaceuticals Inc   COM             32346108  15408  1141300  SH       OTHER   1                1141300
Gilead Sciences Inc          COM             375558103 15223  325000   SH       OTHER   1                325000
Enzon Pharmaceuticals Inc    COM             293904108 15077  1906045  SH       OTHER   1                1906045
Chemed Corp                  COM             16359R103 13028  330000   SH       OTHER   1                330000
United Therapeutics Corp Del COM             91307C102 12500  150000   SH       OTHER   1                150000
Elan Plc                     ADR             284131208 11148  1750000  SH       OTHER   1                1750000
Invacare Corp                COM             461203101 10590  600000   SH       OTHER   1                600000
Endo Pharmaceuticals Hldgs I COM             29264F205 10123  564900   SH       OTHER   1                564900
I-Flow Corp                  COM NEW         449520303 6328   911800   SH       OTHER   1                911800
Vanda Pharmaceuticals Inc    COM             921659108 4639   394100   SH       OTHER   1                394100
OSI Pharmaceuticals Inc      COM             671040103 3811   135000   SH       OTHER   1                135000
Clinical Data Inc            COM             18725U109 2881   261447   SH       OTHER   1                261447
Intermune Inc                COM             45884X103 2464   162086   SH       OTHER   1                162086
Natus Medical Inc Del        COM             639050103 2449   212200   SH       OTHER   1                212200
Sepracor Inc                 COM             817315104 1906   109900   SH       OTHER   1                109900
GTX Inc Del                  COM             40052B108 1686   182711   SH       OTHER   1                182711
Sanofi Aventis               SPONSORED ADR   80105N105 1478   25000    SH       OTHER   1                25000
Ariad Pharmaceuticals Inc    COM             04033A100 1280   800000   SH       OTHER   1                800000
Medicines Co                 COM             584688105 1133   135000   SH       OTHER   1                135000
Biogen Idec Inc              COM             09062X103 993    22000    SH       OTHER   1                22000
Enzo Biochem Inc             COM             294100102 966    218165   SH       OTHER   1                218165
Combimatrix Corporation      COM             20009T105 834    119105   SH       OTHER   1                119105
Pain Therapeutics Inc        COM             69562K100 799    148700   SH       OTHER   1                148700
Otix Global Inc              COM             68906N101 723    926408   SH       OTHER   1                926408
Questcor Pharmaceuticals Inc COM             74835Y101 500    100000   SH       OTHER   1                100000
Nabi Biopharmaceuticals      COM             629519109 486    200000   SH       OTHER   1                200000
Santarus Inc                 COM             802817304 408    144812   SH       OTHER   1                144812
Idenix Pharmaceuticals Inc   COM             45166R204 331    90000    SH       OTHER   1                90000
Cardinal Health Inc          COM             14149Y108 306    10000    SH       OTHER   1                10000
Regeneron Pharmaceuticals    COM             75886F107 151    8400     SH       OTHER   1                8400
Five Star Quality Care Inc   COM             33832D106 134    70000    SH       OTHER   1                70000
Cell Genesys Inc             COM             150921104 73     250000   SH       OTHER   1                250000
Celera Corp                  COM             15100E106 9      1111     SH       OTHER   1                1111
Thermogenesis Corp           COM NEW         883623209 2      3400     SH       OTHER   1                3400

